Redeemable Non-Controlling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Noncontrolling Interest [Line Items]
Redeemable Non-Controlling Interests

Note 22: Redeemable Non-Controlling Interests

Non-controlling interests represents the portion of P3 LLC that the Company controls and consolidates but does not own (i.e., the P3 LLC Common Units held directly by the shareholders other than the Company). The non-controlling interests represent an approximately 83% ownership in P3 LLC as of June 30, 2022.

Generally, P3 LLC Common Units participate in net income or loss allocations and distributions and entitle their holder to the right, subject to the terms set forth in the limited liability agreement, to require P3 to redeem all or a portion of the Common Units held by such participant, together with a corresponding number of shares of Class V Common Stock, in exchange for Class A Common Stock or at the Company’s option, and subject to certain limitations, in cash. As the noncontrolling interest holders have approximately an 83% voting interest in P3 LLC through their Class V Common Stock and can appoint most of the initial members to the Board of Directors, the ability to elect cash settlement upon redemption is outside of the control of the Company.

The P3 LLC Common Units held by outside shareholders have been classified as redeemable noncontrolling interest in the Company. The cash redemption feature is considered outside of the control of the Company for the reason described above. Therefore, in accordance with ASC Topic 480, Distinguishing Liabilities from Equity, the P3 LLC Units are classified as temporary equity in the Company’s condensed consolidated balance sheet.

The redeemable noncontrolling interest was initially measured at its fair value on December 3, 2021. Net income or loss is attributed to the redeemable noncontrolling interest during each reporting period based on its ownership percentage, as appropriate. Subsequent to that, the redeemable noncontrolling interest is measured at its fair value (i.e., based on the Class A stock price) at the end of each reporting period, with the remeasurement amount being no less than the initial value, as adjusted for the redeemable noncontrolling interest’s share of net income or loss. The offset of any fair value adjustment is recorded to equity, with no impact to net income or loss. As of June 30, 2022 and December 31, 2021, the fair value of redeemable noncontrolling interest is lower than the initial value, as such, there was no remeasurement adjustment recorded.

In addition, pursuant to the Agreement and Plan of Merger, all non-controlling interest holders are subject to certain lock-up period and as a result, there was no exchange or redemption activity as of June 30, 2022 and December 31, 2021.

Note 24: Redeemable Non-Controlling Interests

Non-controlling interests represents the portion of P3 LLC that the Company controls and consolidates but does not own (i.e., the P3 LLC Common Units held directly by the shareholders other than the Company). The non-controlling interests represent approximately 83% ownership in P3 LLC as of December 3, 2021.

Generally, P3 LLC Common Units participate in net income or loss allocations and distributions and entitle their holder to the right, subject to the terms set forth in the limited liability agreement, to require P3 to redeem all or a portion of the Common Units held by such participant, together with a corresponding number of shares of Class V Common Stock, in exchange for Class A Common Stock or at the Company’s option, and subject to certain limitations, in cash. As the non-controlling interest holders have an approximately 83% voting interest in the Company through their Class V Common Stock and have appointed most of the initial members to the Board of Directors, the ability to elect cash settlement upon redemption is outside of the control of the Company.

The P3 LLC Common Units held by outside shareholders have been classified as redeemable non-controlling interest in the Company. The cash redemption feature is considered outside of the control of the Company for the reason described above. Therefore, in accordance with ASC Topic 480, Distinguishing Liabilities from Equity, the P3 LLC Units are classified as temporary equity in the Company’s consolidated balance sheet.

The redeemable non-controlling interest was initially measured at its fair value on December 3, 2021. Net income or loss is attributed to the redeemable non-controlling interest during each reporting period based on its ownership percentage, as appropriate. Subsequent to that, the redeemable non-controlling interest is measured at its fair value (i.e., based on the Class A stock price) at the end of each reporting period, with the remeasurement amount being no less than the initial value, as adjusted for the redeemable non-controlling interest’s share of net income or loss. The offset of any fair value adjustment is recorded to equity, with no impact to net income or loss. As of December 31, 2021, the fair value of redeemable non-controlling interest is lower than the initial value, as such, there was no remeasurement adjustment recorded.

In addition, pursuant to the Agreement and Plan of Merger, all non-controlling interest holders are subject to certain lock-up period and as a result, there was no exchange or redemption activity as of December 31, 2021.